Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 64,807
2026	69,312
2027	3,438
Total future minimum lease payments	137,557
Less: imputed interest	4,111
Total	$ 133,446	$ 184,724